Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,648	$ 10,074
Deductible temporary differences for which no deferred tax asset is recognised	50,300	39,700
Unused tax losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 194,500	$ 160,600